COMMITMENTS AND CONTINGENCIES (Details)				3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2016	Mar. 03, 2014 ppm	Mar. 01, 2011	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($) ppm	Dec. 31, 2015 USD ($) ppm state	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 ppm
Commitments and Contingencies Disclosure [Abstract]
Rent expense						$ 126,060,000	$ 98,473,000	$ 70,581,000
Inventory purchases						36,139,000	40,444,000	$ 38,383,000
Environmental Matters
Restricted cash for environmental liabilities				$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,521,000
Percent of tax benefit received from increases in tax basis paid to stockholders					85.00%	85.00%
Percentage of ownership in PBF LLC						100.00%
PBF Energy [Member] | Class A Common Stock [Member]
Environmental Matters
Percentage of ownership in PBF LLC				95.20%	95.20%	95.10%	89.90%
Environmental Issue [Member]
Environmental Matters
Environmental liability				$ 11,198,000	$ 11,198,000	$ 10,367,000	$ 10,476,000
Discount rate used for environmental liability assessment				8.00%	8.00%	8.00%
Undiscounted liability						$ 15,646,000
Expected future payments						$ 5,998,000
Expected payment period					5 years	5 years
Restricted cash for environmental liabilities						$ 0
Maximum amount of sulfur allowed in heating oil (in ppm) | ppm		10			10	80
Public Utilities, Description of Specific Regulatory Liabilities					80
Environmental Issue [Member] | Valero [Member]
Environmental Matters
Maximum pre-disposal environmental obligations of Valero					$ 20,000,000	$ 20,000,000
Environmental Issue [Member] | PBF Energy and Valero [Member]
Environmental Matters
Maximum pre-disposal environmental obligations of Valero					$ 75,000,000
Term of insurance policies					10 years	10 years
Payments to acquire environmental insurance policies						$ 75,000,000
Environmental Issue [Member] | Sunoco, Inc. [Member]
Environmental Matters
Loss Contingency Accrual, Insurance-Related Assessment, Expiration Of Liability Period			20 years
Environmental Issue [Member] | Torrance Refinery [Member]
Environmental Matters
Environmental liability				$ 146,300,000	$ 146,300,000
Expected future payments				31,402,000	31,402,000
Maximum pre-disposal environmental obligations of Valero					$ 100,000,000
Site Contingency, Loss Exposure in Excess of Accrual, Best Estimate				$ 100,000
Term of insurance policies	10 years
Minimum [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease term						1 year
Maximum [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease term						20 years
Executive [Member] | Minimum [Member]
Employee Agreements
Potential lump sum payment as a multiple of base salary						1.5
Potential payment upon death or disability as a multiple of base salary						0.50
Executive [Member] | Maximum [Member]
Employee Agreements
Potential lump sum payment as a multiple of base salary						2.99
New York [Member] | Environmental Issue [Member]
Environmental Matters
Maximum amount of sulfur allowed in heating oil (in ppm) | ppm									15
Northeastern states [Member] | Environmental Issue [Member]
Environmental Matters
Additional States Requiring Heating Oils | state						6
PENNSYLVANIA | Environmental Issue [Member]
Environmental Matters
Maximum amount of sulfur allowed in heating oil (in ppm) | ppm									500
Chalmette Refinery [Member] | Environmental Issue [Member]
Environmental Matters
Expected payment period					30 years	30 years
Term of insurance policies					10 years
Payments to acquire environmental insurance policies					$ 100,000,000	$ 100,000,000
Environmental Costs Recognized, Recovery Credited to Expense					$ 3,936,000	$ 3,936,000